DEFERRED TAXES (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deferred Tax Assets [Abstract]
Long-lived assets	$ 26,875	$ (4,917)
Equity-based instruments	851,230	1,471,138
Net operating loss carryforwards	4,689,600	1,189,262
Deferred tax asset valuation allowance	$ (5,567,705)	$ (2,655,483)